Convertible Promissory Notes and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Convertible Promissory Notes And Warrants
Schedule of warrants associated with the Convertible Notes Black-Scholes option-pricing model

The calculated value of the warrants associated with the Convertible Notes was estimated on the respective dates of grant using the Black-Scholes option-pricing model with the following assumptions:

2013

Risk-free interest rate	0.65% – 1.68%
Expected dividend yield	0%
Expected volatility	57.5%
Expected term	4.2 – 5.0 years

Weighted-average grant date calculated fair value	$3.98

Schedule of warrant activity

A summary of warrant activity for the nine months ended September 30, 2016 (unaudited) is presented below (in thousands, except per share and contractual life data).

			Weighted Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Life (in Years)
Warrants outstanding at December 31, 2015	1,840	$7.72	2.80
Granted	—
Exercised	—
Forfeited or expired	—

Warrants outstanding at September 30, 2016	1,840	$7.72	2.06

Warrants exercisable at September 30, 2016	1,840	$7.72	2.06

A summary of warrant activity for the years ended December 31, 2015, 2014, and 2013 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Warrants outstanding at December 31, 2012	400,000	$5.00
Granted	780,766	5.00
Exercised	—	—
Forfeited or expired	—	—
Warrants outstanding at December 31, 2013	1,180,766	$5.00
Granted	805,000	11.25
Exercised	(2,059)	5.00
Forfeited or expired	—	—
Warrants outstanding at December 31, 2014	1,983,707	$7.54
Granted	—	11.25
Exercised	(143,304)	5.13
Forfeited or expired	—	—
Warrants outstanding at December 31, 2015	1,840,403	$7.72	2.80

Warrants exercisable at December 31, 2015	1,840,403	$7.72	2.80